Share-Based Compensation - Schedule of NDB and LBH Incentive Units Granted and Fair Values (Details) - Incentive Units [Member] - USD ($) $ / shares in Units, $ in Thousands	Dec. 09, 2024	Oct. 29, 2024	Jul. 18, 2024	Jul. 01, 2024	Jun. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Estimated equity value					$ 1,541,210	$ 811,521
Share price	$ 62.29	$ 53.84	$ 28.45	$ 22.96
Expected life (in years)	2 years 1 month 6 days	2 years 2 months 12 days	2 years	1 year 6 months	1 year 8 months 12 days	2 years 9 months 18 days
Risk-free interest rate	4.00%	4.00%	4.40%	4.80%	4.70%	4.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility					40.00%	42.00%
Volatility, minimum	40.00%	35.00%	40.00%	40.00%
Volatility, maximum	76.00%	72.00%	132.00%	225.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Marketability discount	13.00%	12.00%	12.00%	11.00%	18.00%	24.00%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Marketability discount	22.00%	22.00%	30.00%	32.00%	19.00%	26.00%